INVESTMENT MANAGERS SERIES TRUST II
235 W. Galena Street
Milwaukee, WI 53212

May 11, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”) Registration Statement on Form N-14 (File No. 333- )

Ladies and Gentlemen:

We are filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto. The Information Statement and Prospectus contained in this filing relate to the reorganization of the AXS Managed Futures Strategy Fund into the AXS Chesapeake Strategy Fund, each a series of the Trust.

Please contact me at (626) 385-5777 with your questions or comments regarding this Registration Statement. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake
Secretary